Supplemental Cash Flow Information	12 Months Ended
Dec. 31, 2023
Disclosure of Cash Flow Statement [Abstract]
Supplemental Cash Flow Information

16.	SUPPLEMENTAL CASH FLOW INFORMATION
Changes in working capital and income taxes received or paid:

	For the years ended
	December 31, 2023	December 31, 2022
Amounts receivable	($13.6)	($8.8)
Inventory	(26.0)	(55.2)
Advances and prepaid expenses	(0.6)	2.3
Accounts payable and accrued liabilities	2.3	(0.1)
Cash taxes paid	(8.3)	(1.3)
	($46.2)	($63.1)
Other items:

	For the years ended
	December 31, 2023	December 31, 2022
Unrealized gain on non-hedging derivatives	$0.9	$0.3
Reduction of obligation to renounce flow-through exploration expenditures	(0.7)	(2.7)
Proceeds from employee share purchase plan	4.7	2.8
Reclamation activities	(0.3)	(0.4)
Revision to reclamation for closed sites	3.3	—
Interest received	7.8	1.9
Credit facility standby fees	(2.1)	(2.1)
Distribution of share-based compensation	(15.8)	(8.5)
Fair value adjustment for sale of silver stream	—	(2.6)
Fair value adjustment for Milestone Payments (note 18)	13.4	1.1
Loss on disposal of assets	1.9	0.7
Other	(0.4)	2.8
	$12.7	($6.7)